The Company, basis of presentation and significant accounting policies - Adjustments (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 3 | Fair Value | Put option liabilities
Corrections for immaterial errors in classification
Gain / loss recognized in equity		€ 73,993	€ 14,523	€ (48,075)
Previously stated | Level 3 | Fair Value | Put option liabilities
Corrections for immaterial errors in classification
Gain / loss recognized in equity			13,701	(50,612)
Gain / loss recognized in profit or loss			154,436	142,279
Dividends			€ (153,614)	€ (139,742)
Reclassification from raw materials and purchased components to work in process
Corrections for immaterial errors in classification
Amount of reclassifications or changes in presentation	€ 5,955
Reclassification of cash and cash equivalents from FVPL to amortized cost
Corrections for immaterial errors in classification
Amount of reclassifications or changes in presentation	72,340
Reclassification of cash and cash equivalents from Level 2 to Level 1
Corrections for immaterial errors in classification
Amount of reclassifications or changes in presentation	€ 166,677